Long-Term Deposits	9 Months Ended
Sep. 30, 2025
Long-Term Deposits [Abstract]
LONG-TERM DEPOSITS	8. LONG-TERM DEPOSITS Long-term deposits as of September 30, 2025 and December 31, 2024 consisted of:
	September 30, 2025	December 31, 2024
	(Unaudited)
Rental deposits	$—	$71,823